Leases (Tables)	3 Months Ended
Mar. 31, 2019
Leases
Schedule of leases

March 31, 2019
(in US$’000)
Right-of-use assets
Offices (note (a))	4,308
Factories	325
Others (note (b))	543
Total right-of-use assets	5,176
Lease liabilities—current	3,191
Lease liabilities—non-current	2,522
5,713

Notes:

(a)

Includes (i) US$0.2 million right-of-use asset for offices in the United States of America that is leased through July 2023 which includes an option to renew the lease up to an additional 3 years; and (ii) US$1.4 million right-of-use asset for corporate offices in Hong Kong that is leased through May 2021 which includes a termination option with 3 months advance notice. The renewal and termination options were not recognized as part of the right-of-use assets and lease liabilities.

(b)	Includes US$0.4 million right-of-use asset for retail space in the United Kingdom that is leased through May 2022 which the Group has subleased through May 2022.

Schedule of lease activities

Three Months Ended
March 31, 2019
(in US$’000)
Lease expenses:
Short-term leases with lease terms equal or less than 12 months	12
Leases with lease terms greater than 12 months	818
830
Sublease rental income	61
Cash paid on lease liabilities	852
Non-cash: Lease liabilities recognized from obtaining right-of-use assets	—

Schedule of future lease payments

March 31, 2019
(in US$’000)
Lease payments:
Not later than 1 year	3,356
Between 1 to 2 years	2,006
Between 2 to 3 years	449
Between 3 to 4 years	105
Between 4 to 5 years	25
Total lease payments	5,941
Less: Discount factor	(228)
Total lease liabilities	5,713